Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 02, 2021	Mar. 25, 2021	May 16, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	May 11, 2022	Jan. 20, 2021
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Votes rights description	The Business Combination Agreement provides for, among other things, the following transactions: (i) each outstanding Class B ordinary share, par value $0.0001 per share, of the Company will convert into one Class A ordinary share, par value $0.0001 per share, of the Company; (ii) the Company will change the jurisdiction of its incorporation by deregistering as an exempted company in the Cayman Islands and domesticating to, and continuing as a corporation incorporated under the laws of, the State of Delaware (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to “OPAL Fuels Inc.” (“New OPAL”), (B) each outstanding Class A ordinary share of the Company will become one share of Class A common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class A Common Stock”), (C) each outstanding warrant to purchase one Class A ordinary share of the Company will become a warrant to purchase one share of New OPAL Class A common stock and (D) New OPAL will file its certificate of incorporation and adopt bylaws to serve as its governing documents in connection with the Domestication; and (iii) (A) OPAL Fuels will cause its existing limited liability company agreement to be amended and restated, (B) OPAL Fuels will cause all of its limited liability company interests existing immediately prior to the closing of the Business Combination (the “Closing”) to be re-classified into a number of common units (collectively, the “OPAL Units”) based on a pre-transaction equity value for OPAL equal to $1,501,870,000, less all principal and accrued interest outstanding immediately after the Closing pursuant to that certain convertible promissory note, dated as of May 1, 2021 (as amended, including that certain First Amendment to Convertible Note, dated November 29, 2021, the “Ares Note”), held by ARCC Beacon LLC, a Delaware limited liability company (“Ares”), (C) the Company will contribute the (x) the amount of cash in the trust account (the “Trust Account”) established by the Company with the proceeds from its initial public offering as of immediately prior to the Closing (and before, for the avoidance of doubt, giving effect to the exercise of redemption rights by any of the Company’s shareholders (the “Public Share Redemptions”)), minus (y) the aggregate amount of cash required to fund the ACT Share Redemptions and any other obligations to be funded from the Trust Account, plus (z) the aggregate cash proceeds actually received in respect of the PIPE Investment (as defined below) and (E) New OPAL will issue to OPAL Fuels, and OPAL Fuels will in turn distribute to OPAL HoldCo and Hillman RNG Investments, LLC (“Hillman”) a number of shares of Class D common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class D Common Stock”), and distribute to Ares (together with OPAL HoldCo and Hillman, collectively, the “OPAL Equityholders”) shares of Class B common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class B Common Stock”) (neither of which will have any economic value but will entitle the holder thereof to five votes per share or one vote per share, respectively), equal to the number of OPAL Units held by each of the OPAL Equityholders.
Number of common units based on a pre-transaction equity value	$ 1,501,870,000
Shares issued, price per share (in Dollars per share)					$ 10.02
PIPE investment								$ 110,806,000
Gross proceeds from initial public offering						$ 311,163,050	$ 311,163,050
Deferred underwriting commissions		$ 10,900,000
Proceeds from issuance of private placement						$ 9,223,261	9,223,261
Operating bank account					219,000		812,000
Net working capital					$ 662,000,000,000		$ 1,400,000
Stock shares issued during the period for service (in Shares)					25,000		25,000
Proceeds from related party debt				$ 172,000
Sponsor promissory note			$ 1,000,000
Price per unit (in Dollars per share)					$ 10.02
Fair market value percentage							80.00%
Trust account per share (in Dollars per share)							$ 10
Business combination, net tangible assets							$ 5,000,001
Business combination redeem percentage							100.00%
Interest to pay dissolution expense							$ 100,000
Funds held in the trust account percentage							100.00%
Interest to pay dissolution expenses							$ 100,000
Cash and cash equivalents held in trust account					$ 311,615,892		$ 311,175,471
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination acquires percentage							50.00%
Business combination period, description							The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the Trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares, issued (in Shares)					12,500,000		12,500,000
Shares issued, price per share (in Dollars per share)					$ 10		$ 10
Proceeds from issuance of common stock					$ 125,000,000		$ 125,000,000
Gross proceeds from initial public offering					9,200,000
IPO [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares issued, price per share (in Dollars per share)		$ 10
Initial public offering units (in Shares)		31,116,305
Purchase additional units (in Shares)		3,616,305
Gross proceeds from initial public offering		$ 311,200,000
Offering costs		17,600,000
Deferred underwriting commissions		$ 10,900,000
Net proceeds					$ 311,200,000
Price per unit (in Dollars per share)		$ 10
Private Placement Warrant [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares issued, price per share (in Dollars per share)					$ 1
Proceeds from issuance of private placement					$ 9,223,261
Founder Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Proceeds from related party debt					$ 172,000		$ 172,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)		3,616,305
Price per unit (in Dollars per share)		$ 10
Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)					$ 0.0001		$ 0.0001
Shares, issued (in Shares)									7,187,500
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Votes rights description					Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.		Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Common stock, par or stated value per share (in Dollars per share)					$ 0.0001		$ 0.0001
Percentage of shares eligible to be transferred without any restriction							15.00%
Common stock, conversion basis							The Business Combination Agreement provides for, among other things, the following transactions: (i) each outstanding Class B ordinary share, par value $0.0001 per share, of the Company will convert into one Class A ordinary share, par value $0.0001 per share, of the Company; (ii) the Company will change the jurisdiction of its incorporation by deregistering as an exempted company in the Cayman Islands and domesticating to, and continuing as a corporation incorporated under the laws of, the State of Delaware (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to “OPAL Fuels Inc.” (“New OPAL”), (B) each outstanding Class A ordinary share of the Company will become one share of Class A common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class A Common Stock”), (C) each outstanding warrant to purchase one Class A ordinary share of the Company will become a warrant to purchase one share of New OPAL Class A common stock and (D) New OPAL will file its certificate of incorporation and adopt bylaws to serve as its governing documents in connection with the Domestication; and (iii) (A) OPAL Fuels will cause its existing limited liability company agreement to be amended and restated, (B) OPAL Fuels will cause all of its limited liability company interests existing immediately prior to the closing of the Business Combination (the “Closing”)to be re-classified into a number of common units (collectively, the “OPAL Units”) based on a pre-transaction equity value for OPAL equal to $1,501,870,000, less all principal and accrued interest outstanding immediately after the Closing pursuant to that certain convertible promissory note, dated as of May 1, 2021 (as amended, including that certain First Amendment to Convertible Note, dated November 29, 2021), held by ARCC Beacon LLC, a Delaware limited liability company (“Ares”), (C) the Company will contribute the (x) the amount of cash in the trust account (the “Trust Account”) established by the Company with the proceeds from its initial public offering as of immediately prior to the Closing (and before, for the avoidance of doubt, giving effect to the exercise of redemption rights by any of the Company’s shareholders (the “Public Share Redemptions”)), minus (y) the aggregate amount of cash required to fund the ACT Share Redemptions and any other obligations to be funded from the Trust Account, plus (z) the aggregate cash proceeds actually received in respect of the PIPE Investment (as defined below) and (E) New OPAL will issue to OPAL Fuels, and OPAL Fuels will in turn distribute to OPAL HoldCo and Hillman RNG Investments, LLC (“Hillman”) a number of shares of Class D common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class D Common Stock”), and distribute to Ares (together with OPAL HoldCo and Hillman, collectively, the “OPAL Equityholders”) shares of Class B common stock, par value $0.0001 per share, of New OPAL (the “New OPAL Class B Common Stock”) (neither of which will have any economic value but will entitle the holder thereof to five votes per share or one vote per share, respectively), equal to the number of OPAL Units held by each of the OPAL Equityholders.
Class A common stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001
New Opal Class D Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)	0.0001
New Opal Class B Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)	0.0001
New Opal Class B Common Stock and New Opal Class D Common Stock [Member] | First Earnout Triggering Event calendar 2023 [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Earnings before interest, taxes, depreciation, and amortization for calendar year 2023					$ 238,000,000		$ 238,000,000
Aggregate additional shares issued for calendar year 2023 (in Shares)					5,000,000		5,000,000
New Opal Class B Common Stock and New Opal Class D Common Stock [Member] | First Earnout Triggering Event calendar 2024 [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Earnings before interest, taxes, depreciation, and amortization for calendar year 2023					$ 446,000,000		$ 446,000,000
Aggregate additional shares issued for calendar year 2023 (in Shares)					5,000,000		5,000,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Proceeds from issuance of private placement							$ 9,200,000
Class of warrant or right issued during period shares (in Shares)							9,223,261
Class of warrant or right share price (in Dollars per share)							$ 1
Business Combination [Member] | Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)	0.0001
Business Combination [Member] | Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001